Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Total revenue	$ 2,814,239	$ 2,518,137	$ 4,487,924	$ 4,805,608
Cost of sales:	1,574,659	1,546,172	2,578,375	3,002,748
Total cost of sales	1,574,659	1,546,172	2,578,375	3,002,748
Gross profit	1,239,580	971,965	1,909,549	1,802,860
Operating expenses:
Amortization of operating lease right-of-use assets (Note 12)	6,782	7,178	16,185	14,581
Depreciation and amortization (Notes 4 & 5)	139,692	138,614	278,979	278,985
Directors fees (Note 13)	2,000	2,998	4,000	3,998
General and administrative	150,813	186,119	342,282	402,013
Salaries, wages, consultants and benefits	193,286	149,559	359,668	427,758
Selling and marketing (Note 13)	306,561	251,788	634,083	431,802
Stock awareness program	55,820	44,427	112,737	95,758
Stock-based compensation (Note 9 & 13)	136,347	184,594	248,321	344,592
Content and software development (Note 7 & 13)	755,397	644,054	1,499,731	1,160,693
Total operating expenses	1,746,698	1,609,331	3,495,986	3,160,180
Loss before other income (expense) and income taxes	(507,118)	(637,366)	(1,586,437)	(1,357,320)
Other income (expense):
Foreign exchange gain (loss)	(2,305)	(89,821)	10,346	(117,253)
Gain on derivative liability – warrants (Note 2e)		5,505	51	21,849
Interest and other income	7		12
Loss before income taxes	(509,416)	(721,682)	(1,576,028)	(1,452,724)
Income tax recovery (expense)		5		5
Loss after tax	(509,416)	(721,677)	(1,576,028)	(1,452,719)
Other comprehensive income (loss)
Comprehensive loss	$ (509,416)	$ (721,677)	$ (1,576,028)	$ (1,452,719)
Basic loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	131,304,499	131,424,989	131,306,021	131,424,989
Weighted average common shares outstanding, diluted	131,304,499	131,424,989	131,306,021	131,424,989
Advertising [Member]
Revenue:
Total revenue	$ 2,495,469	$ 2,458,351	$ 4,033,514	$ 4,613,205
Programmatic [Member]
Revenue:
Total revenue	254,776	30,972	322,846	57,926
Content [Member]
Revenue:
Total revenue	$ 63,994	$ 28,814	$ 131,564	$ 134,477